Issued Capital - Summary of Capital Issued (Parenthetical) (Detail) - Issued Capital [member] - shares	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Capital and Reserve [line items]
Common shares issued	454,033,830	453,677,299
Common shares outstanding	454,033,830	453,677,299